Organization and Nature of Operations (Details) - USD ($)				12 Months Ended
	Nov. 18, 2023	May 16, 2023	Mar. 23, 2020	Dec. 31, 2022	Jul. 09, 2019	Apr. 25, 2019	Mar. 28, 2018	Jan. 29, 2018
Organization and Nature of Operations [Line Items]
Remaining percentage						75.10%	75.10%
Outstanding for a consideration (in Dollars)	$ 500		$ 1,000
Outstanding securities percentage			1.40%
Deposit for potential acquisition (in Dollars)				$ 1,000,000
Gujia [Member]
Organization and Nature of Operations [Line Items]
Equity interest percentage								100.00%
MM Global [Member]
Organization and Nature of Operations [Line Items]
Equity interest percentage							100.00%
MMBD Trading [Member]
Organization and Nature of Operations [Line Items]
ownership percentage							32.70%
MM Capital [Member]
Organization and Nature of Operations [Line Items]
Outstanding for a consideration (in Dollars)	$ 1,000
Business Acquisition [Member]
Organization and Nature of Operations [Line Items]
Acquired percentage					49.00%		24.90%
Aggregate purchase price (in Dollars)		$ 99,650,000
Alpha Mind Technology Limited [Member]
Organization and Nature of Operations [Line Items]
Acquired percentage		85.00%
Aggregate purchase price (in Dollars)		$ 99,650,000